33. Net financial expense	12 Months Ended
Dec. 31, 2018
Net Financial Expense
Net financial expense
	12.31.18	12.31.17	12.31.16
Financial income
Commercial interest	273,457	177,655	262,536
Financial interest	398,326	276,149	122,057
Total financial income	671,783	453,804	384,593

Financial expenses
Interest and other	(1,987,092)	(819,377)	(535,721)
Fiscal interest	(22,752)	(31,153)	(18,762)
Commercial interest	(2,958,366)	(1,716,843)	(2,028,136)
Bank fees and expenses	(8,509)	(2,883)	(6,608)
Total financial expenses	(4,976,719)	(2,570,256)	(2,589,227)

Other financial results
Exchange differences	(2,629,966)	(564,056)	(911,819)
Adjustment to present value of receivables	(327)	(431)	5,749
Changes in fair value of financial assets (1)	746,532	474,896	891,773
Net gain from the repurchase of Corporate Notes	4,539	-	90
Other financial expense	(86,098)	(78,877)	(73,096)
Total other financial expense	(1,965,320)	(168,468)	(87,303)
Total net financial expense	(6,270,256)	(2,284,920)	(2,291,937)

(1)	Includes changes in the fair value of financial assets on cash equivalents as of December 31, 2018, 2017 and 2016 for $ 43.4 million, $ 37.3 million and $ 39.6 million, respectively.